Contract Assets (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024
Contract Assets [Abstract]
Schedule of Contract Asset	As of September 30, 2024 and June 30, 2024, the contract asset of the Company consist of the following:
	September 30, 2024	June 30, 2024
		(Audited)
Balance as of the beginning of the period	$1,682,289	$—
Add: net increase in current period contract asset	1,465,847	1,682,289
Less: inventory recognized from beginning contract asset	(1,434,706)	—
Total contract assets as the end of the period	$1,713,430	$1,682,289
As of June 30, 2024 and 2023, the contract asset of the Company consist of the following:
	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023
Balance as of the beginning of the period	$—	$583,895
Add: net increase in current period contract asset	1,682,289	—
Less: inventory recognized from beginning contract asset	—	583,895
Total contract assets as the end of the period	$1,682,289	$—